Equity and Partners' Capital	12 Months Ended
Dec. 31, 2015
Partners' Capital Notes [Abstract]
Equity and Partners' Capital
4.  EQUITY AND PARTNERS’ CAPITAL

Equity offerings. The Partnership completed the following public offerings of its common units during 2015, 2014 and 2013, including through its Continuous Offering Programs (“COP”):

thousands except unit and per-unit amounts	Common Units Issued	GP Units Issued (1)	Price Per Unit	Underwriting Discount and Other Offering Expenses	Net Proceeds
2013
May 2013 equity offering (2)	7,015,000	143,163	$61.18	$13,203	$424,733
December 2013 equity offering (3)	4,800,000	97,959	61.51	9,447	291,827
$125.0 million COP (4)	685,735	13,996	60.84	965	41,603
2014
$125.0 million COP (5)	1,133,384	23,132	$73.48	$1,738	$83,245
November 2014 equity offering (6)	8,620,153	153,061	70.85	18,615	602,967
2015
$500.0 million COP (7)	873,525	—	$66.61	$805	$57,385

(1)	Represents general partner units issued to the general partner in exchange for the general partner’s proportionate capital contribution.

(2)	Includes the issuance of 915,000 common units pursuant to the full exercise of the underwriters’ over-allotment option.

(3)
Includes the issuance of 300,000 common units on January 3, 2014, pursuant to the partial exercise of the underwriters’ over-allotment option. Net proceeds from this partial exercise (including the general partner’s proportionate capital contribution) were $18.1 million.

(4)
Represents common and general partner units issued during the year ended December 31, 2013, pursuant to the Partnership’s registration statement filed with the SEC in August 2012 authorizing the issuance of up to an aggregate of $125.0 million of common units (the “$125.0 million COP”). Gross proceeds generated (including the general partner’s proportionate capital contributions) during the year ended December 31, 2013, were $42.6 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2013.

(5)
Represents common and general partner units issued during the year ended December 31, 2014, under the $125.0 million COP. Gross proceeds generated (including the general partner’s proportionate capital contributions) during the year ended December 31, 2014, were $85.0 million. The price per unit in the table above represents an average price for all issuances under the $125.0 million COP during the year ended December 31, 2014. As of December 31, 2014, the Partnership had used all the capacity to issue common units under this registration statement.

(6)
Includes the issuance of 1,120,153 common units pursuant to the partial exercise of the underwriters’ over-allotment option, the net proceeds from which were $77.0 million. Beginning with this partial exercise, the Partnership’s general partner elected not to make a corresponding capital contribution to maintain its 2.0% interest in the Partnership.

(7)
Represents common units issued during the year ended December 31, 2015, pursuant to the Partnership’s registration statement filed with the SEC in August 2014 authorizing the issuance of up to an aggregate of $500.0 million of common units (the “$500.0 million COP”). Gross proceeds generated during the three months and year ended December 31, 2015, were zero and $58.2 million, respectively. Commissions paid during the three months and year ended December 31, 2015, were zero and $0.6 million, respectively. The price per unit in the table above represents an average price for all issuances under the $500.0 million COP during the year ended December 31, 2015.

Class C units. In connection with the closing of the DBM acquisition in November 2014, the Partnership issued 10,913,853 Class C units to AMH at a price of $68.72 per unit, generating proceeds of $750.0 million, pursuant to the Unit Purchase Agreement (“UPA”) with Anadarko and AMH. All outstanding Class C units will convert into common units on a one-for-one basis on December 31, 2017, unless the Partnership elects to convert such units earlier or Anadarko extends the conversion date. The Class C units were issued to partially fund the acquisition of DBM, and the UPA contains an optional redemption feature that provides the Partnership the ability to redeem up to $150.0 million of the Class C units within 10 days of the receipt of cash proceeds from an entity that is not an affiliate of the Partnership or AMH, if these cash proceeds were in relation to (i) the assets of DBM, (ii) the equity interests in DBM or (iii) the equity interests in a subsidiary of the Partnership that owns a majority of the outstanding equity interests in DBM. As of December 31, 2015, no such proceeds had been received, and no Class C units had been redeemed.

4.  EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

The Class C units were issued at a discount to the then-current market price of the common units into which they are convertible. This discount, totaling $34.8 million, represents a beneficial conversion feature and at issuance, was reflected as an increase in common unitholders’ capital and a decrease in Class C unitholder capital to reflect the fair value of the Class C units at issuance. The beneficial conversion feature is considered a non-cash distribution that will be recognized from the date of issuance through the date of conversion, resulting in an increase in Class C unitholder capital and a decrease in common unitholders’ capital as amortized. The beneficial conversion feature is amortized assuming a conversion date of December 31, 2017, using the effective yield method. The impact of the beneficial conversion feature amortization is also included in the calculation of earnings per unit.

Common, Class C and general partner units. The Partnership’s common units are listed on the New York Stock Exchange under the symbol “WES.”
The following table summarizes the common, Class C and general partner units issued during the years ended December 31, 2015 and 2014:

	Common Units	Class C Units	General Partner Units	Total
Balance at December 31, 2013	117,322,812	—	2,394,345	119,717,157
December 2013 equity offering	300,000	—	6,122	306,122
WES LTIP award vestings	10,291	—	112	10,403
TEFR Interests acquisition	308,490	—	6,296	314,786
$125.0 million COP	1,133,384	—	23,132	1,156,516
November 2014 equity offering	8,620,153	—	153,061	8,773,214
Class C unit issuance	—	10,913,853	—	10,913,853
Balance at December 31, 2014	127,695,130	10,913,853	2,583,068	141,192,051
PIK Class C units	—	498,009	—	498,009
WES LTIP award vestings	8,310	—	—	8,310
$500.0 million COP	873,525	—	—	873,525
Balance at December 31, 2015	128,576,965	11,411,862	2,583,068	142,571,895

Holdings of Partnership equity. As of December 31, 2015, WGP held 49,296,205 common units, representing a 34.6% limited partner interest in the Partnership, and, through its ownership of the general partner, WGP indirectly held 2,583,068 general partner units, representing a 1.8% general partner interest in the Partnership, and 100% of the IDRs. As of December 31, 2015, other subsidiaries of Anadarko held 757,619 common units and 11,411,862 Class C units, representing an aggregate 8.5% limited partner interest in the Partnership. As of December 31, 2015, the public held 78,523,141 common units, representing a 55.1% limited partner interest in the Partnership.

4.  EQUITY AND PARTNERS’ CAPITAL (CONTINUED)

Net income (loss) per unit for common units. Basic net income (loss) per common unit is calculated by dividing the limited partners’ interest in net income (loss) attributable to common unitholders by the weighted-average number of common units outstanding during the period. The common units issued in connection with acquisitions and equity offerings are included on a weighted-average basis for periods they were outstanding. Because the Class C units participate in distributions with common units according to a predetermined formula (see Note 3), they are considered a participating security and are included in the computation of earnings per unit pursuant to the two-class method. The Class C unit participation right results in a non-contingent transfer of value each time the Partnership declares a distribution. Diluted net income (loss) per common unit is calculated by dividing the sum of (i) the limited partners’ interest in net income (loss) attributable to common units, and (ii) the limited partners’ interest in net income (loss) allocable to the Class C units as a participating security, by the sum of the weighted-average number of common units outstanding plus the dilutive effect of outstanding Class C units.
The following table illustrates the Partnership’s calculation of net income (loss) per unit for common units:

	Year Ended December 31,
thousands except per-unit amounts	2015	2014	2013
Net income (loss) attributable to Western Gas Partners, LP	$4,106	$442,643	$277,428
Pre-acquisition net (income) loss allocated to Anadarko	(79,386)	(65,154)	(6,929)
General partner interest in net (income) loss	(180,996)	(120,980)	(69,633)
Limited partners’ interest in net income (loss)	(256,276)	256,509	200,866
Net income (loss) allocable to common units (1)	(250,210)	254,737	200,866
Net income (loss) allocable to Class C units (1)	(6,066)	1,772	—
Limited partners’ interest in net income (loss)	$(256,276)	$256,509	$200,866
Net income (loss) per unit
Common units - basic	$(1.95)	$2.13	$1.83
Common units – diluted (2)	(1.95)	2.12	1.83
Weighted-average units outstanding
Common units – basic	128,345	119,822	109,872
Class C units (2)	11,114	1,106	—
Common units – diluted	139,459	120,928	109,872

(1)	Adjusted to reflect amortization for the beneficial conversion feature. See Class C units above for a discussion of the Class C units.

(2)	Inclusion of Class C units in the calculation for the year ended December 31, 2015, would have had an anti-dilutive effect.